RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 7,405,584	$ 2,159,705
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	7,405,584	2,159,705
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(6,392,425)	(1,497,056)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(417,418)	(55,255)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	595,741	607,394
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	2,062,259	1,207,157
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,062,259	1,207,157
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,509,856)	(581,595)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(370,249)	(30,314)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	182,154	595,248
IFRS Repurchase Agreements [Member]
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	5,343,325	952,548
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	5,343,325	952,548
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(4,882,569)	(915,461)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(47,169)	(24,941)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 413,587	$ 12,146